SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Depreciation and Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of cash flows [abstract]
Depreciation – property, plant and equipment	$ 5,033,983	$ 2,901,945	$ 13,165,593	$ 6,894,309
Depreciation – right-of-use assets	2,716,304	2,392,623	7,754,529	5,678,477
Amortization – intangible assets	1,293,767	1,945,520	5,319,408	5,142,318
Total depreciation and amortization	$ 9,044,054	$ 7,240,088	$ 26,239,530	$ 17,715,104